Statements of Operations (USD $)	12 Months Ended		62 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
REVENUES
Revenues	$ 0	$ 0	$ 0
Total revenues	0	0	0
EXPENSES
Office and general	283,682	261,032	642,066
Management fees	236,833	802,500	1,237,997
Professional fees	173,517	119,291	383,659
Gain on debt forgiveness	0	0	(8,000)
Exploration costs	448,610	440,894	889,504
Total expenses	(1,142,642)	(1,623,717)	(3,145,226)
OTHER INCOME (EXPENSE)
Interest expense	(360,152)	(328,347)	(885,873)
Loss on extinguishment of debt	(233,062)	0	(470,869)
Total other expenses	(593,214)	(328,347)	(1,356,742)
NET LOSS	$ (1,735,856)	$ (1,952,064)	$ (4,501,968)
BASIC LOSS PER COMMON SHARE	$ (0.02)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	97,510,321	92,125,873